INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Inventories
	December 31,
	2014	2013

Raw materials	$2,891	$3,833
Work in progress	2,394	2,157
Finished goods	1,366	808

	$6,651	$6,798